Business Combination (Details 1) (Objet Ltd [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Total intangible assets, Amount	$ 490,176
Developed Technology Rights [Member]
Total intangible assets, Amount	374,126
Weighted Average Life - Years	9 years 7 months 6 days
Customer Relationships [Member]
Total intangible assets, Amount	72,679
Weighted Average Life - Years	10 years
Trade Names [Member]
Total intangible assets, Amount	15,291
Weighted Average Life - Years	9 years
Research Tax Credit Carryforward [Member]
Total intangible assets, Amount	$ 28,080
Weighted Average Life - Years	Indefinite